TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade Payables
Schedule of trade payables

		Consolidated
	12/31/2021	12/31/2020
Trade payables	6,657,702	5,487,640
(-) Adjustment present value	(112,078)	(124,574)
	6,545,624	5,363,066

Classified:
Current	6,446,999	4,819,539
Non-current	98,625	543,527
	6,545,624	5,363,066